Summary of Significant Accounting Policies - Summary of Property Plant Equipment Estimated Useful Life (Detail) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Computer Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Database Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years	25 years
Building [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	39 years	39 years
Land [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Indefinite	Indefinite
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years	15 years
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Minimum [Member] | Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years